Payroll, staff and employee benefits obligations (Tables)	12 Months Ended
Dec. 31, 2021
Payroll, staff and employee benefits obligations
Schedule of liabilities for employee benefits obligations

As of December 31,
(M$)	2021	2020	2019
Pension benefits liabilities	1,966	3,111	2,651
Other benefits liabilities	633	700	742
Restructuring reserves (early retirement plans)	73	106	108
TOTAL	2,672	3,917	3,501
Net liabilities relating to assets held for sale	(1)	1	–

Schedule of fair value of the defined benefit obligation and plan assets

As of December 31,	Pension benefits			Other benefits
(M$)	2021	2020	2019	2021	2020	2019
Change in benefit obligation
Benefit obligation at beginning of year	13,591	12,285	11,501	700	742	669
Current service cost	247	244	214	17	19	13
Interest cost	164	217	295	8	11	17
Past service cost	(197)	–	4	(1)	–	–
Settlements	3	(10)	(20)	–	(3)	(9)
Plan participants' contributions	17	10	7	–	–	–
Benefits paid	(704)	(702)	(667)	(34)	(27)	(26)
Actuarial losses / (gains)	(734)	818	847	(11)	(89)	87
Foreign currency translation and other	(610)	729	104	(46)	47	(9)
Benefit obligation at year-end	11,777	13,591	12,285	633	700	742
Of which plans entirely or partially funded	11,143	12,830	11,584	–	–	–
Of which plans not funded	634	761	701	633	700	742
Change in fair value of plan assets
Fair value of plan assets at beginning of year	(10,580)	(9,769)	(9,145)	–	–	–
Interest income	(146)	(191)	(255)	–	–	–
Actuarial losses / (gains)	(290)	(517)	(745)	–	–	–
Settlements	–	2	11	–	–	–
Plan participants’ contributions	(17)	(10)	(7)	–	–	–
Employer contributions	(303)	(229)	(172)	–	–	–
Benefits paid	635	622	573	–	–	–
Foreign currency translation and other	470	(488)	(29)	–	–	–
Fair value of plan assets at year-end	(10,231)	(10,580)	(9,769)	–	–	–
UNFUNDED STATUS	1,546	3,011	2,516	633	700	742
Asset ceiling	41	36	34	–	–	–
NET RECOGNIZED AMOUNT	1,587	3,047	2,550	633	700	742
Pension benefits and other benefits liabilities	1,966	3,111	2,651	633	700	742
Other non-current assets	(378)	(65)	(101)	–	–	–
Net benefit liabilities relating to assets held for sale	(1)	1	–	–	–	–

Schedule of benefit amounts recognized, estimated future payments and actuarial assumptions

For the year ended December 31,	Pension benefits			Other benefits
(M$)	2021	2020	2019	2021	2020	2019
Current service cost	247	244	214	17	19	13
Past service cost	(197)	–	4	(1)	–	–
Settlements	3	(7)	(10)	–	(3)	(9)
Net interest cost	18	25	39	8	11	17
Benefit amounts recognized on Profit & Loss	71	262	247	24	27	21
- Actuarial (Gains) / Losses
* Effect of changes in demographic assumptions	(71)	(12)	(166)	(8)	(3)	(2)
* Effect of changes in financial assumptions	(450)	773	1,071	2	(1)	89
* Effect of experience adjustments	(214)	57	(59)	(5)	(85)	–
* Actual return on plan assets	(294)	(517)	(745)	–	–	–
- Effect of asset ceiling	5	–	3	–	–	–
Benefit amounts recognized on Equity	(1,024)	301	104	(11)	(89)	87
TOTAL BENEFIT AMOUNTS RECOGNIZED ON COMPREHENSIVE INCOME	(953)	563	351	13	(62)	108

Estimated future payments
(M$)	Pension benefits	Other benefits
2022	649	27
2023	413	26
2024	395	24
2025	387	24
2026	419	25
2027-2031	2,389	122

Assumptions used to determine benefits obligations:	Pension benefits			Other benefits
As of December 31,	2021	2020	2019	2021	2020	2019
Discount rate (weighted average for all regions)	1.82%	1.28%	1.84%	1.83%	1.41%	1.71%
Of which Euro zone	0.99%	0.52%	0.73%	1.05%	0.68%	0.94%
Of which United States	3.00%	2.50%	3.25%	3.00%	2.50%	3.25%
Of which United Kingdom	2.00%	1.50%	2.25%	–	–	–
Inflation rate (weighted average for all regions)	2.41%	2.06%	2.20%	–	–	–
Of which Euro zone	1.71%	1.24%	1.21%	–	–	–
Of which United States	2.50%	2.50%	2.50%	–	–	–
Of which United Kingdom	3.25%	3.00%	3.25%	–	–	–

Schedule of asset allocation

Asset allocation	Pension benefits
as of December 31,	2021	2020	2019
Equity securities	39%	25%	25%
Debt securities	35%	45%	46%
Monetary	1%	2%	1%
Annuity contracts	17%	20%	20%
Real estate	8%	8%	8%

Schedule of sensitivity analysis impact on benefit obligation

A 0.5% increase or decrease in discount rates – all other things being equal - would have the following approximate impact on the benefit obligation:

(M$)	0.5% Increase	0.5% Decrease
Benefit obligation as of December 31, 2021	(800)	866

A 0.5% increase or decrease in inflation rates – all other things being equal - would have the following approximate impact on the benefit obligation:

(M$)	0.5% Increase	0.5% Decrease
Benefit obligation as of December 31, 2021	475	(567)

Schedule of personnel expenses and Group employees

For the year ended December 31,	2021	2020	2019
Personnel expenses (M$)
Wages and salaries (including social charges)	9,207	8,908	8,922
TotalEnergies employees at December 31,
France (DROM COM includ.)
● Management	13,903	14,016	13,848
● Other	21,232	21,886	22,831
International
● Management	17,346	17,102	16,821
● Other	48,828	52,472	54,276
TOTAL	101,309	105,476	107,776